SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Website development costs, estimated useful life	5
Potentially Outstanding Dilutive
Total potentially outstanding dilutive common shares	3,000,000	6,000,000
Make Good Escrow Agreement shares issued and held with the escrow agent in connection with the Share Exchange Agreement consummated on June 23, 2011 pending the achievement by the Company of certain post-Closing business milestones (the "Milestones"). [Member]

Potentially Outstanding Dilutive
Total potentially outstanding dilutive common shares	3,000,000	6,000,000
Furniture and Fixtures [Member]
Property and equipment, useful life	5
Stevia Ventures International Ltd. [Member]
Attributable Interest	100.00%
Stevia Asia Limited [Member]
Attributable Interest	100.00%
Stevia Technew Limited [Member]
Attributable Interest	100.00%